SCHEDULE OF FUTURE MATURITIES OF CONTRACTUAL LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Apr. 15, 2021
Commitments and Contingencies Disclosure [Abstract]
Year I	$ 9,534	$ 38,136
Year II	38,136	38,136
Year III	38,136	38,136
Year IV	38,136	38,136
Year V	38,136	38,136
Thereafter	9,534	12,712
Total	171,612	203,392
Less: amount representing interest	(30,694)	(44,941)
Total	$ 140,918	$ 158,451	$ 172,974